IMPAIRMENT TESTING (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Summary of impairment testing
As of December 31, 2023 and December 31, 2022, the assessment of the recoverable amount of the Main Fleet was based on the fair value less cost of disposal. As of December 31, 2021, the assessment of the recoverable amount was based on the value in use for the Main Fleet and Handysize CGUs. The results of impairment testing were summarized as follows:

	Recoverable amount			Excess values (recoverable amount less carrying amount) ³⁾
	2023	2022	2021	2023	2022	2021
CGU	USDm	USDm	USDm	USDm	USDm	USDm
Main Fleet ²⁾	3,495.0	2,647.0	2,276.0	952.1	784.0	269.0
Handysize ¹⁾ ²⁾	—	—	26.0	—	—	—
Total	3,495.0	2,647.0	2,302.0	952.1	784.0	269.0

¹⁾ Comprising two product tankers with a cargo carrying capacity of 35000-37000 dwt, these smaller vessels are typically used in shorter and coastal trade routes, including for transportation of various clean petroleum products within Europe and in the Mediterranean.
2) No impairment losses and reversals was incurred in 2023, 2022 and 2021.
³⁾ Included in the excess value is the outstanding installments for purchased not delivered vessels.